Offerings	Jul. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt
Security Class Title	5.168% Notes due 2037
Amount Registered | shares	1,172,013,000
Maximum Aggregate Offering Price	$ 1,172,013,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 161,855.00
Rule 457(f)	true
Amount of Securities Received | shares	1,172,013,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 1,172,013,000.00
Fee Note MAOP	$ 1,172,013,000.00
Offering Note	(1) Represents the aggregate principal amount of the notes to be offered in the exchange offer to which the registration statement relates. (2) Calculated in accordance with Rule 457(f) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.168% Notes due 2037
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(3) No separate consideration will be received for the guarantees. Each of NBCUniversal Media, LLC and Comcast Cable Communications, LLC will guarantee the notes being registered. (4) Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due for the guarantees.